Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001939780
Document Type	F-1
Entity Registrant Name	U Power Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18/F, Building 3
Entity Address, Address Line Two	Science and Technology Industrial Park
Entity Address, Address Line Three	Yijiang District
Entity Address, City or Town	Wuhu City
Entity Address, Country	CN
Entity Address, Postal Zip Code	241003
Local Phone Number	21-6859-3598
City Area Code	0086
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
Local Phone Number	221-0102
City Area Code	(800)
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY